REDEEMABLE NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
Balance	$ 8,647	$ 2,041	$ 0
Investment by redeemable non-controlling interest	0	2,330	2,237
Net loss attributable to redeemable non-controlling interest	(1,169)	(1,311)	(696)
Adjustment to redeemable non-controlling interest	16,689	5,487	475
Foreign currency translation	(266)	100	25
Balance	$ 23,901	$ 8,647	$ 2,041